Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [abstract]
Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit
Key financial performance measures of the segments including revenue, cost of revenue, and gross profit are as follows:

	2024	2023	2022
	(in € millions)
Premium
Revenue	13,819	11,566	10,251
Cost of revenue	9,324	8,231	7,355
Gross profit	4,495	3,335	2,896
Ad-Supported
Revenue	1,854	1,681	1,476
Cost of revenue	1,625	1,619	1,446
Gross profit	229	62	30
Consolidated
Revenue	15,673	13,247	11,727
Cost of revenue	10,949	9,850	8,801
Gross profit	4,724	3,397	2,926

Summary of Reconciliation Between Reportable Segment Gross Profit to Group’s Income/(Loss) Before Tax	The reconciliation between reportable segment gross profit to the Group’s income/(loss) before tax is as follows:

	2024	2023	2022
	(in € millions)
Segment gross profit	4,724	3,397	2,926
Research and development	(1,486)	(1,725)	(1,387)
Sales and marketing	(1,392)	(1,533)	(1,572)
General and administrative	(481)	(585)	(626)
Finance income	328	161	421
Finance costs	(352)	(220)	(132)
Income/(loss) before tax	1,341	(505)	(370)

Summary of Revenue and Non-current Asset by Geographic Country
Revenue by country

	2024	2023	2022
	(in € millions)
United States	6,136	5,225	4,712
United Kingdom	1,483	1,230	1,113
Luxembourg	10	9	7
Other countries	8,044	6,783	5,895
Total	15,673	13,247	11,727
Non-current assets for this purpose consist of property and equipment and lease right-of-use assets.

	2024	2023	2022
	(in € millions)
Sweden	67	84	142
United States	270	387	529
Other countries	77	76	94
Total	414	547	765